Net finance expense - other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Net finance expense - other [Abstract]
Interest on loans	$ 22,003	$ 8,464		$ 1,603
Interest on lease liabilities	335	17		0
Charges and fees paid	17	120		20
Interest received	(87)	(92)		(5)
Foreign exchange gains	(2,699)	(3,750)		223
Total	$ 19,569	$ 4,759	[1]	$ 1,841

[1]	see Note 27